Subsequent Events (Details) - USD ($)	9 Months Ended
	Sep. 30, 2021	Oct. 06, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Balance Sheet Data:
Cash and cash equivalents	$ 7,996,362				$ 32,478,948				$ 27,787,314
Working Capital	(5,566,182)
TOTAL ASSETS	39,746,218				57,031,226				40,327,720
Redeemable convertible preferred stock	143,086,271				143,086,271	$ 93,929,920	$ 86,394,680	$ 80,397,819	106,884,111
Accumulated deficit	(136,979,761)				(107,747,243)				(75,961,522)
Total Stockholders' (Deficit) Equity	$ (106,135,338)		$ (122,287,890)	$ (114,572,770)	$ (106,135,338)		$ (106,135,338)		$ (74,586,364)	$ (56,550,017)
Preferred Stock, Shares Outstanding	41,587,368
Common shares, shares outstanding (in shares)	4,595,168			4,488,416	2,765,097	8,544,436		8,468,742	8,396,425	8,273,865
Pro Forma
Balance Sheet Data:
Cash and cash equivalents	$ 242,991,191
Working Capital	228,647,166
TOTAL ASSETS	273,843,757
Accumulated deficit	(136,979,761)
Total Stockholders' (Deficit) Equity	$ 163,290,011
Common shares, shares outstanding (in shares)	114,707,150
Subsequent events
Subsequent Event [Line Items]
PIPE financing net of fees and expenses		$ 234,200,000
PIPE financing loans		$ 200,000,000